RELATED PARTIES - Current Period Narrative (Details) $ in Millions							1 Months Ended			3 Months Ended		6 Months Ended		26 Months Ended
	Jun. 17, 2025 shares	Jun. 07, 2025 USD ($) shares	May 20, 2025 shares member	May 14, 2025 shares	Apr. 28, 2025 shares	Apr. 02, 2025 shares	Mar. 31, 2025 shares	Feb. 28, 2025 USD ($)	Apr. 30, 2024 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024
Disclosure of transactions between related parties
Cash-settled share-based payment expense | $										$ 2.0	$ 4.0	$ 2.0	$ 5.0
Equity-settled share-based payment expense | $										$ 7.0	$ 8.0	17.0	$ 12.0
Deferred share plan
Disclosure of transactions between related parties
Number of share options granted in share-based payment arrangement (in shares)					118,850
2024 Agreement | Impact Investments LLC
Disclosure of transactions between related parties
Legal and regulatory costs | $												0.3
Equity-settled share-based payment expense | $												$ 2.0
2024 Agreement | Impact Investments LLC | Warrant A
Disclosure of transactions between related parties
Issue of equity | $		$ 2.0
Average trading price period		90 days
Number of other equity instruments granted in share-based payment arrangement (in shares)		1,087,855
2024 Agreement | Impact Investments LLC | Warrant A | ADS
Disclosure of transactions between related parties
Number of other equity instruments granted in share-based payment arrangement (in shares)		43,514
Board of Directors | Deferred share plan
Disclosure of transactions between related parties
Cash-settled share-based payment expense | $								$ 1.0
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan
Disclosure of transactions between related parties
Number of share options granted in share-based payment arrangement (in shares)						250,000
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche one
Disclosure of transactions between related parties
Vesting percentage												50.00%
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan | Tranche two
Disclosure of transactions between related parties
Vesting percentage												50.00%
Omiyinka Doris | Short term incentive scheme
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)					118,850
Vesting period												2 years
Employee short term incentive, share awards (in percentage)														50.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche one
Disclosure of transactions between related parties
Vesting percentage												40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche two
Disclosure of transactions between related parties
Vesting percentage												40.00%
Omiyinka Doris | Umbrella Incentive Plan | Tranche three
Disclosure of transactions between related parties
Vesting percentage												20.00%
Omiyinka Doris | Long-term incentive plan
Disclosure of transactions between related parties
Number of share options forfeited in share-based payment arrangement (in shares)	2,055,292
Cash-settled | Board of Directors | Deferred Share Plan (DSP) - Award 1
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)									500,000
Cash-settled | Board of Directors | Deferred Share Plan (DSP) - Award 2
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)									273,825
Equity-settled | Group Executive Committee | Deferred share plan
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)							1,644,025
Vesting period							2 years
Equity-settled | Omiyinka Doris | Umbrella Incentive Plan
Disclosure of transactions between related parties
Number of share options granted in share-based payment arrangement (in shares)	685,000
Equity-settled | General Executive Committee Members (Excluding General Counsel) | Umbrella Incentive Plan
Disclosure of transactions between related parties
Vesting period				3 years
Number of share options granted in share-based payment arrangement (in shares)				8,266,750
Equity-settled | Rotational General Executive Committee Members | Umbrella Incentive Plan
Disclosure of transactions between related parties
Vesting period				3 years
Number of share options granted in share-based payment arrangement (in shares)			755,825
Number of key management personnel granted share options in share-based payment arrangement | member			2